UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Amendment #1

Commission File Number of the issuing entity:  333-214626-03

Central Index Key Number of the issuing entity: 0001830486

Volkswagen Auto Lease Trust 2020-A

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-214626

Central Index Key Number of the depositor: 0001182534

Volkswagen Auto Lease/Loan Underwritten Funding, LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000833733

VW Credit, Inc.

Ina Reetz, (703) 251-5181

(Name and telephone number, including area code, of the person to contact in connection with this filing)

  Explanatory Note

This Form ABS-EE/A amends the ABS-EE filed by the Issuing Entity on September 20, 2021 (the “Original ABS-EE”). The purpose of this amendment is to correct the Asset Data filed as Exhibit 102 and EX-103 in the Original ABS-EE due to an error made at the stage of typesetting.  No other changes have been made to the Original ABS-EE other than the changes described above.

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.	File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2.	File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Volkswagen Auto Lease/Loan Underwritten Funding, LLC
(Depositor)

Date: September 20, 2021	By:	/s/ Jens Schreiber
	Name:	Jens Schreiber
	Title:	Treasurer

Date: September 20, 2021	By:	/s/ Steven Pramuka
	Name:	Steven Pramuka
	Title:	Assistant Treasurer